Supplementary information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Supplementary information
Note 33 – Supplementary information
a) “Coronavirus”
COVID-19
relief efforts
ITAÚ UNIBANCO HOLDING monitors the economic effects of this
COVID
-19
pandemic in Brazil and the other countries where it operates, which may adversely affect its Profit or Loss. At the beginning of the
COVID-19
outbreak, the Institutional Crisis Management Committee was set up. The Executive Committee established an intensified agenda to manage the crisis, which is responsible for the monitoring the pandemic and its impacts on its operations, in addition to the government actions to mitigate the effects of this pandemic.
In Brazil, measures were taken to mitigate the impacts caused by
COVID-19
throughout 2020 and 2021, by the Federal Government, the National Monetary Council (CMN) and the Central Bank of Brazil (BACEN), particularly:

i)
CMN Resolution No. 4,782/20, and amendments made by CMN Resolutions No. 4,791/20 and No. 4,856/20, which established, for a determined period of time, criteria for characterization of restructuring of loan operations;

ii)	CMN Resolution No. 4,838/20, which regulates the Working Capital Program for Business Preservation (CGPE), which contracting term ended in the fourth quarter of 2020;

iii)	CMN Resolution No. 4,846/20 which provides for loan operations for financing of payroll carried out by financial institutions, under the Emergency Employment Support Program (PESE);

iv)
CMN Resolution No. 4,937/21 which regulates the Credit Incentive Program (PEC) established by Provisional Measure No. 1,057/21, with conditions similar to those of the CGPE and contracting term scheduled until December 31, 2021;

v)
Law No. 13,999/20, and amendments made by Law No. 14,161/21, that instituted the National Support Program for Micro and Small Companies (PRONAMPE) with the purpose of developing and strengthening small businesses;

vi)
Law No. 14,042/20 that established the Emergency Program for Access to Credit (PEAC), with the purpose of making easier the access to credit and preserving companies, for the protection of jobs and income. The PEAC has two modalities: Emergency Program for Access to Credit in the modality of guarantee
(PEAC-FGI)
and Emergency Program for Access to Credit in the modality guarantee of receivables (PEAC-Maquininha);

vii)
Law No. 14,148/21 which established the Emergency Program for the Recovery of the Events Sector (PERSE), which aims at creating conditions for the events sector to mitigate losses arising from the state of calamity and the Guarantee Program for Critical Sectors (PGSC), guaranteeing loan operations contracted within 180 days after the law becomes effective; and

viii)	BACEN Circular No. 3,990/20 and amendments made by BACEN Circular 3,992/20 which permits to carry out repurchase agreements in foreign currency by BACEN.
ITAÚ UNIBANCO HOLDING identified the following impacts on its results, as well as effects on estimates and critical judgments for the preparation of the Consolidated Financial Statements:

(a)
increase in 2020 and 2021 in loan and financing operations, especially for micro, small and medium-sized
companies due to the measures adopted for mitigation of the impacts of
COVID-19
by the authorities with the creation of programs such as PESE, PRONAMPE,
PEAC-FGI
and CGPE, which balance in December 2021 is R$ 21,492. Through timely monitoring of credit standards and behavior of clients, ITAÚ UNIBANCO HOLDING maintained the regularity of its operations, despite the adverse conditions, and helped clients in the sustainable search for their financial rebalancing;

(b)
with the purpose of treating indebtedness in a structured way and giving financial impetus to clients, initiatives were established that allowed the extension of grace periods, terms and better interest rate conditions for individuals, and micro and small business clients. In March 2020, the Program 60+ was established, which, among other measures, allowed a
60-day
grace period for defaulting agreements and in
mid-April
the
Travessia
(Crossing) Program. Travessia allowed the extension of grace periods between 120 and 180 days and terms of operations between 5 and 6 years, respectively, for individual and micro and small companies clients, under better interest rate conditions;

(c)	5.4% decrease at the current period in applications of renegotiation and extension of terms for loan operations as the economic situation changed;

(d)
the allowance for loan losses in the amount of R$ 44,316 was affected due to the level of risk and default, due to the changes in the financial perspectives of clients and the visible deterioration of macroeconomic variables. To fully reflect the risk of its loan operations, ITAÚ UNIBANCO HOLDING adopts the expected loss model for provisioning of operations since the moment they are granted and it is periodically updated according to the macroeconomic variables and circumstances of the client, and in 2020, in view of the pandemic, a weighting in the economic scenarios was added. In December 2021, the level of coverage of provisions in the loan portfolio of ITAÚ UNIBANCO HOLDING accounted for 193% as compared to 255% in December 2020. Specifically for the expected loss of operations that have not shown any signs of deterioration so far (default or downgrading of the client’s rating), provisioning presented a decrease of 8.3% at the current period. The credit risk governance allowed ITAÚ UNIBANCO HOLDING a quick response for monitoring the impacts of the
COVID-19
pandemic on the loan portfolio, permitting quick access to the information needed for discussions and actions of the crisis management daily forums;

(e)
the
mark-to-market
component of the securities portfolio was
-1.3%
in the first quarter of 2020, partially due to rate fluctuations and high price volatility in the markets in the beginning of the pandemic, influencing the measurement of items stated at fair value in their different levels. In subsequent periods, variations observed in the mark-to-market
component are not necessarily related to the effects of the pandemic;

(f)
due to the
COVID-19
pandemic, during 2020, instability in the variable income market was noted causing a migration to fixed income instruments with liquidity. This movement resulted in the increase in the Bank Deposit Certificates portfolio; however, over 2021, variation in the portfolio was noted, with changes not necessarily related to the effects of the pandemic. With the purpose of mitigating the system’s liquidity risk, BACEN made available in 2020 to financial institutions credit lines through repurchase agreements in foreign currency and purchase of financial bills with guarantee, and operations in the total amount of R$ 30,547 were contracted during the period of life of these lines;

(g)
increase in the recognition of deferred income tax and social contribution in 2020 due to the greater volume of deductible temporary differences recorded for the period. The pandemic reduced the projections of taxable income, however, it was not responsible for the generation of tax loss and social contribution loss carry forwards in ITAÚ UNIBANCO HOLDING. In the period, there were no significant impacts of the pandemic in the recognition of deferred income tax and social contribution in ITAÚ UNIBANCO HOLDING; and

(h)	increase in expenses with claims related to COVID-19 of R$ 361 in the period, mainly related to credit life and life insurance.
There was a reduction in the
face-to-face
service staff and an increase in the spacing between people in call centers to reduce the circulation of people and the possibilities of contagion. The average number of people circulating in administrative centers was reduced, since they started to work remotely. Employees in the central management, service centers and digital branches are substantially working from home. It should be noted that despite the aforementioned measures, ITAÚ UNIBANCO HOLDING maintains its operating activities.
In order to reduce the effects of the crisis and ensure the employee’s health and safety, self-declaration was encouraged for employees who consider themselves at risk and those who cannot work remotely were put on vacation. In 2020, with the purpose of supporting those who possibly had additional expenses due to the current crisis, the 13 th
salary was advanced in full. Additionally, a process of communication and transparency with employees was established through
e-mails,
internal employee’s portal and periodic videos prepared by our Chief Executive Officer communicating news related to
COVID-19.
At the branches, masks were delivered to all employees who work in customer service, acrylic protections were implemented and cleaning protocols were reviewed.
The adaptation of ITAÚ UNIBANCO HOLDING in the crisis is the result not only of investments in technology, which allows for these virtual interactions, but also of investments in flexibility in the work environment, such as work from home, communities integrated between different areas of the bank and new layouts in the administrative centers that promote the employees’ mobility.

In 2020, ITAÚ UNIBANCO HOLDING created the initiative “Todos pela Saúde” from the donation of R$ 1 billion, with the purpose of combating the new Coronavirus and its effects on Brazilian society. “Todos Pela Saúde” is conducted based on four axes: Informing, Protecting, Caring, and Resuming.
In February 2021, the “Todos pela Saúde” initiative was formalized as an Institute, and ongoing actions are being maintained. The mission of the “Todos pela Saúde” Institute is to contribute to strengthening and innovation in the health surveillance area in Brazil. The activities to be developed include both research funding and genomic (or metagenomic) surveys, in addition to the training of field epidemiologists.
In April 2021, ITAÚ UNIBANCO HOLDING worked together with competitors to fight hunger resulting from the pandemic and the economic crisis. ITAÚ UNIBANCO HOLDING contributed for the purchase and distribution of basket of food staples.